Pro Forma Financial Information (Tables)	12 Months Ended
Dec. 31, 2012
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Proforma Information
	For the year ended August 31, 2012
		Pro Forma
	Historical	Adjustments		Pro Forma

Revenues	$ -	$ 2,860,429	(A)	$ 195,067

Cost of revenues	-	2,362,245	(A)	-

Gross profit	-	498,184		195,067

General and administrative	130,769	517,813	(A)	195,067
Depreciation and amortization	450	1,245	(A)	1,471

Total operating expenses	131,219	519,058		196,538

Loss from operations	(131,219)	(20,874)		(1,471)

Other income (expense):
Interest and finance charges	(10,768)	(1,437)	(A)	(14,707)
Interest and finance charges - related parties	(25,312)	-		(18,241)
Loss on conversion of notes payable - related parties	(92,758)	-		-
Induced conversion expense	(25,402)	-		(6,076)
Loss on disposal of assets	(110)	-		-
Other expenses	-	10,146	(A)	(47)

Total other income (expense)	(154,350)	8,709		(39,071)

Loss from operations	(285,569)	(12,165)		(40,542)

Less loss attributable to noncontrolling interest	(14)	-		(13)

Net loss before income taxes	(285,555)	(12,165)		(40,529)

Income taxes	-	-		-

Net loss attributable to common shareholders	$ (285,555)	$ (12,165)		$ (40,529)

Loss per common share, basic and diluted:	$ (0.01)			$ (0.00)

Weighted average number of shares
outstanding - basic and diluted	54,443,649			47,915,734

See accompanying notes to unaudited pro forma condensed consolidated financial information.

ONCOLOGIX TECH, INC. AND SUBSIDIARIES

UNAUDITED PRO FORMA CONDENSED CONSOLIDATED BALANCE SHEET

AS OF AUGUST 31, 2011

	For the year ended August 31, 2011
		Pro Forma
	Historical	Adjustments		Pro Forma
ASSETS
Current Assets:
Cash and cash equivalents	$1,931	$27,484	(B)	$29,415
Accounts receivable (net of $3,000 allowance)	—	423,915	(B)	423,915
Prepaid expenses and other current assets	2,993	4,090	(B)	7,083

Total current assets	4,924	455,489		460,413

Property and equipment (net of accumulated depreciation)	1,481	46,845	(B)	48,326

Total assets	$6,405	$502,334		$508,739

LIABILITIES AND STOCKHOLDERS' DEFICIT
Current liabilities:
Line of credit payable	$—	$—		$—
Accounts payable and other accrued expenses	142,990	18,542	(B)	161,532
Accrued interest payable	42,575	—		42,575
Accrued interest payable - related parties	48,216	—		48,216

Total current liabilities	233,781	18,542		252,323

Long-term liabilities:
Convertible notes payable - (net of discount of $0 and $0)	125,000	—		125,000
Convertible notes payable - related parties (net of discount of $0 and $0)	235,025	—		235,025

Total long-term liabilities	360,025	—		360,025

Total liabilities	593,806	18,542		612,348

Stockholders' Deficit:
Preferred stock, par value $.001 per share; 10,000,000 shares authorized
129,062 and 129,062 shares issued and outstanding at
August 31, 2012 and August 31, 2011, respectively	129	—		129
Common stock, par value $.001 per share; 200,000,000 shares authorized;				—
57,563,258 and 50,998,814 shares issued and outstanding at				—
August 31, 2012 and August 31, 2011, respectively	57,563	—		57,563
Additional paid-in capital	57,697,233	15,368	(B)	57,712,601
Accumulated deficit prior to reentering development stage	(58,004,869)	—		(58,004,869)
Deficit accumulated during the development stage	(333,982)	468,424	(B)	134,442
Noncontrolling interest	(3,475)	—		(3,475)

Total stockholders' deficit	(587,401)	483,792		(103,609)

Total liabilities and stockholders' deficit	$6,405	$502,334		$508,739

See accompanying notes to unaudited pro forma condensed consolidated financial information.

ONCOLOGIX TECH, INC. AND SUBSIDIARIES

UNAUDITED PRO FORMA CONDENSED CONSOLIDATED STATEMENT OF OPERATIONS

FOR THE YEAR ENDED AUGUST 31, 2012

	For the year ended August 31, 2012
		Pro Forma
	Historical	Adjustments		Pro Forma
ASSETS
Current Assets:
Cash and cash equivalents	$1,931	$53,805	(A)	$55,736
Accounts receivable (net of allowance)	—	222,664	(A)	222,664
Prepaid expenses and other current assets	2,993	—		2,993

Total current assets	4,924	276,469		281,393

Property and equipment (net of accumulated depreciation)	1,481	30,701	(A)	32,182

Total assets	$6,405	$307,170		$313,575

LIABILITIES AND STOCKHOLDERS' DEFICIT
Current liabilities:
Line of credit payable	$—	$41,612	(A)	$41,612
Accounts payable and other accrued expenses	142,990	11,163	(A)	154,153
Accrued interest payable	42,575	—		42,575
Accrued interest payable - related parties	48,216	—		48,216

Total current liabilities	233,781	52,775		286,556

Long-term liabilities:
Convertible notes payable - (net of discount of $0 and $0)	125,000	—		125,000
Convertible notes payable - related parties (net of discount of $0 and $0)	235,025	—		235,025

Total long-term liabilities	360,025	—		360,025

Total liabilities	593,806	52,775		646,581

Stockholders' Deficit:
Preferred stock, par value $.001 per share; 10,000,000 shares authorized 129,062 and 129,062 shares issued and outstanding at August 31, 2012 and August 31, 2011, respectively	129	—		129
Common stock, par value $.001 per share; 200,000,000 shares authorized;				—
57,563,258 and 50,998,814 shares issued and outstanding at				—
August 31, 2012 and August 31, 2011, respectively	57,563	—		57,563
Additional paid-in capital	57,697,233	15,368	(A)	57,712,601
Accumulated deficit prior to reentering development stage	(58,004,869)	—		(58,004,869)
Deficit accumulated during the development stage	(333,982)	239,027	(A)	(94,955)
Noncontrolling interest	(3,475)	—		(3,475)

Total stockholders' deficit	(587,401)	254,395		(333,006)

Total liabilities and stockholders' deficit	$6,405	$307,170		$313,575

See accompanying notes to unaudited pro forma condensed consolidated financial information.

ONCOLOGIX TECH, INC. AND SUBSIDIARIES

UNAUDITED PRO FORMA CONDENSED CONSOLIDATED STATEMENT OF OPERATIONS

FOR THE YEAR ENDED AUGUST 31, 2011

	For the year ended August 31, 2011
		Pro Forma
	Historical	Adjustments		Pro Forma

Revenues	$—	$2,875,579	(B)	$195,067

Cost of revenues	—	2,339,789	(B)	—

Gross profit	—	535,790		195,067

General and administrative	130,769	548,380	(B)	195,067
Depreciation and amortization	450	—		1,471

Total operating expenses	131,219	548,380		196,538

Loss from operations	(131,219)	(12,590)		(1,471)

Other income (expense):
Interest and finance charges	(10,768)	(124	)(B)	(14,707)
Interest and finance charges - related parties	(25,312)	—		(18,241)
Loss on conversion of notes payable - related parties	(92,758)	—		—
Induced conversion expense	(25,402)	—		(6,076)
Loss on disposal of assets	(110)	—		—
Other expenses	—	1,945	(B)	(47)

Total other income (expense)	(154,350)	1,821		(39,071)

Loss from operations	(285,569)	(10,769)		(40,542)

Less loss attributable to noncontrolling interest	(14)	—		(13)

Net loss before income taxes	(285,555)	(10,769)		(40,529)

Income taxes	—	—		—

Net loss attributable to common shareholders	$(285,555)	$(10,769)		$(40,529)

Loss per common share, basic and diluted:	$(0.01)			$(0.00)

Weighted average number of shares
outstanding - basic and diluted	54,443,649			47,915,734

See accompanying notes to unaudited pro forma condensed consolidated financial information.

The following is a description of the pro forma adjustments to the historical condensed consolidated financial statements.

A.	The increase of assets, liabilities, equity, revenues and expenses represents the acquisition of Angels of Mercy, Inc as if the sale occurred on August 31, 2012.
B.	The increase of assets, liabilities, equity, revenues and expenses represents the acquisition of Angels of Mercy, Inc as if the sale occurred on August 31, 2012.